Commitments - Summary of Continuity of the Flow-through Share Premium Liability (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments [abstract]
Balance, beginning of the period	$ 109,251	$ 179,212
Liability incurred on flow-through shares issued	784,892	130,000
Settlement of flow-through share premium liability on expenditures made	(343,751)	(199,961)
Balance, end of the period	$ 550,392	$ 109,251